Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALPS Series Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2014
Cupps All Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION Cupps All Cap Growth Fund (the “Fund”)
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s primary investment objective is to achieve growth of capital over the long term.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expense information shown reflects estimated annualized expenses the Fund expects to incur during its initial fiscal year.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and, for U.S. federal income tax purposes, may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover is not available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example takes into consideration the agreement by the Adviser to waive fees and reimburse expenses only for the contractual period of the agreement. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund seeks to achieve its investment objective by investing primarily in equity securities of U.S. companies that Cupps Capital Management, LLC (the “Adviser”) believes are experiencing or are positioned to experience earnings growth above the average of the Fund’s benchmark indices.

The Adviser attempts to outperform, after expenses, the Fund’s benchmark indices, the Russell 1000® Growth Index and the Russell 3000® Growth Index, over the long term. The Fund will invest primarily in equity securities issued by U.S. companies that typically have market capitalizations no smaller than the smallest capitalized company, and no larger than the largest capitalized company, included in the benchmark indices, as described below. The Fund’s investments may not be as diverse as those indices and may not be limited to the stocks that are included in those indices. Equity securities in which the Fund invest may include common stock, preferred stock and securities convertible into common stocks.

The Adviser employs a multi-discipline investment process that combines fundamental and technical analysis with thematic considerations to define attractive investment opportunities. The Adviser’s investment research focuses on companies demonstrating strong or improving investment fundamentals that can generate substantial earnings growth, typically due to a competitive advantage or thematic economic force that creates favorable conditions. The investment process features a framework that integrates fundamental valuation with several additional perspectives to determine the overall attractiveness of a stock. The perspectives used to complement fundamental valuation include: timelines of the investment theme, management quality, business quality and the technical behavior of the stock.

Attractive investment opportunities are often added to the Fund’s portfolio in the context of an investment theme. The Advisor creates investment themes by establishing groups of companies that share common traits, such as participation in a particular industry or sensitivity to an economic trend. The Adviser is dedicated to understanding the technological, demographic or legislative developments that may affect the growth rate or profitability of a company or an entire thematic group and strives to identify and understand the risks and opportunities presented by the market in order to construct a portfolio that it believes will most effectively capitalize on the environment. As a result, the Fund actively trades its portfolio securities.

The Russell 1000® Growth Index is a widely recognized, unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. As of June 1, 2014, the Russell 1000® Growth Index included securities issued by companies that ranged in size between $1.2 billion and $545 billion.

The Russell 1000® Growth Index is a sub-set of the Russell 3000® Growth Index. The Russell 3000® Index is a widely recognized, unmanaged index that measures the performance of the broad growth segment of the U.S. equity universe. It includes those Russell 3000 companies with higher price-to-book ratios and higher forecasted growth values. As of June 1, 2014, the Russell 3000® Growth Index included securities issued by companies that ranged in size between $24 million and $545 billion.
Risk [Heading]	rr_RiskHeading	Principal Risks of the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You can lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The Fund is not intended to be a complete investment program. The Fund is subject to a number of risks including:

Common Stock Risk.  Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors.

Equity Securities Risks.  Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or other factors affecting specific industries, sectors or companies in which the Fund invests.

Growth-Style Investing Risk.  Because the Fund focuses on growth-style stocks, its performance may at times be better or worse than the performance of funds that focus on other types of stocks or that have a broader investment style. Growth stocks are often characterized by high price-to-earnings ratios, which may be more volatile than stocks with lower price-to-earnings ratios.

Investment Focus Risk.  To the extent that a Fund focuses its investments in particular industries, classes or sectors (such as healthcare, technology, retail, financial services and business services) of the economy, any market price movements, regulatory or technological changes, or economic conditions affecting companies in those industries, asset classes or sectors will have a significant impact on the Fund’s performance. The Fund will not concentrate its investments, as defined under the Investment Company Act of 1940.

Large-Capitalization Company Risk.  Large-capitalization companies may go in and out of favor based on market and economic conditions. Large companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.

Liquidity Risk.  From time to time, the trading market for a particular security or type of security in which the Fund invests may become less liquid or even illiquid. Reduced liquidity will have an adverse impact on the Fund’s ability to sell such securities when necessary to meet the Fund’s liquidity needs or in response to a specific economic event. Market quotations for such securities may be volatile.

Managed Portfolio Risk.  The Adviser’s investment strategies or choice of specific securities may be unsuccessful and may cause the Fund to incur losses.

Mid-Capitalization Company Risk.  Mid-capitalization stocks are often more volatile and less liquid than investments in larger companies. The frequency and volume of trading in securities of mid-size companies may be substantially less than is typical of larger companies. Therefore, the securities of mid-size companies may be subject to greater and more abrupt price fluctuations. In addition, mid-size companies may lack the management experience, financial resources and product diversification of larger companies, making them more susceptible to market pressures and business failure.

New Fund Risk.  The Fund is newly formed and therefore has no performance history for investors to evaluate.

Portfolio Turnover Risk.  High portfolio turnover (generally, turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

Pricing Risk.  If market conditions make it difficult to value some investments, the Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale.

Security Selection Risk.  The securities in the Fund’s portfolio may decline in value. The Adviser could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.

Small-Capitalization Company Risk.  Small-capitalization company stocks may be very sensitive to changing economic conditions and market turndowns. Such companies’ earnings and revenues may be less predictable, their share prices may be more volatile and markets less liquid than companies with larger market capitalizations. There may be less publicly available information about these companies, which can affect the pricing of their shares or the Fund’s ability to dispose of those shares.

Stock Market Risk.  The Fund is affected by how the stock market performs. When stock prices fall, you should expect the value of your investment to fall as well.

Please see “What are the Principal and Non-Principal Risks of Investing in the Fund?” for a more detailed description of the risks of investing in the Fund. It is possible to lose money on an investment in the Fund. Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Investments in the Fund are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not yet commenced operations. When the Fund has completed a full calendar year of investment operations, this section will include charts that show annual total returns, highest and lowest quarterly returns and average annual total returns (before and after taxes) compared to a benchmark selected for the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not yet commenced operations.
Cupps All Cap Growth Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.34%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.29%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.24%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.05%
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	803
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 803

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	Cupps Capital Management, LLC (the “Adviser”) has contractually agreed to limit the amount of the Fund's Total Annual Fund Operating Expenses, exclusive of Acquired Fund Fees and Expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses, to 1.05% of the Fund's average daily net assets. This agreement is in effect through January 31, 2016. The Adviser will be permitted to recover, on a class-by-class basis, expenses it has borne through the agreement described above to the extent that the Fund's expenses in later periods fall below the annual rates set forth in the relevant agreement. The Fund will not be obligated to pay any such deferred fees and expenses more than three years after the end of the fiscal year in which the fees and expense were deferred. The Adviser may not discontinue this waiver without the approval by the Trust's Board of Trustees.